METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                (formerly, Cova Financial Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                 (formerly, Cova Variable Annuity Account Five)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company of California as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account Five.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.



Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:

                                                           Management          Other             Total Annual
                                                           Fees*               Expenses*         Expenses
                                                           (after fee         (after Expense    (after Expense
                                                            waiver for         Reimbursement     Reimbursement
                                                            certain            for certain       for certain
                                                            Portfolios)        Portfolios)       Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90



*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.

6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $16.83
     End of Period                                          $19.06
     Number of Accum. Units Outstanding                    172,997
- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $17.46
     End of Period                                          $14.33
     Number of Accum. Units Outstanding                    41,030
- ----------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $16.75
     End of Period                                          $15.49
     Number of Accum. Units Outstanding                    336,859
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $19.08
     End of Period                                          $18.28
     Number of Accum. Units Outstanding                     213,102
- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $7.49
     End of Period                                          $9.22
     Number of Accum. Units Outstanding                     47,250
- ----------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $14.13
     Number of Accum. Units Outstanding                     860,986
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.54
     Number of Accum. Units Outstanding                     188,999
- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $15.02
     Number of Accum. Units Outstanding                     172,587
- ----------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $41.28
     Number of Accum. Units Outstanding                     1,248,870
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $14.29
     Number of Accum. Units Outstanding                     177,315
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.
International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $14.15
     Number of Accum. Units Outstanding                     871,807
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.34
     Number of Accum. Units Outstanding                     1,592,164
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $12.20
     Number of Accum. Units Outstanding                     582,250
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.40
     Number of Accum. Units Outstanding                     1,219,834
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $18.25
     Number of Accum. Units Outstanding                     668,737
- ----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                    $10.43
     End of Period                                          $11.05
     Number of Accum. Units Outstanding                     30,429
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                    $11.48
     End of Period                                          $8.39
     Number of Accum. Units Outstanding                     36,499
- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                    $11.16
     End of Period                                          $10.62
     Number of Accum. Units Outstanding                     76,008
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                    $17.72
     End Of Period                                          $18.42
     Number of Accum Units Outstanding                      54,011
- ------------------------------------------------------------------------------
General American Capital Company

Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.53
     End of Period                                          $11.95
     Number of Accum. Units Outstanding                     191,342
- ------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                    $10.30
     End of Period                                          $10.22
     Number of Accum. Units Outstanding                     36,217
- ------------------------------------------------------------------------------
Goldman Sachs VIT Internet Tollkeeper Sub-Account
     Beginning of Period                                    $10.00
     End of Period                                          $9.40
     Number of Accum. Units Outstanding                     6,150
- ------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.96
     Number of Accum. Units Outstanding                     4,626
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.84
     End of Period                                          $13.24
     Number of Accum. Units Outstanding                     28,309
- -----------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $11.16
     Number of Accum. Units Outstanding                     23,620
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.51
     End of Period                                          $18.36
     Number of Accum. Units Outstanding                     11,027
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account

     Beginning of Period                                    $8.89
     End of Period                                          $9.05
     Number of Accum. Units Outstanding                     33,778

--------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.40
     End of Period                                          $13.96
     Number of Accum. Units Outstanding                     6,525
- ------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.08
     End of Period                                          $22.70
     Number of Accum. Units Outstanding                     85,966
- ------------------------------------------------------------------------------
MFS Emerging Markets Equity Sub-Account
     Beginning of Period                                    $8.97
     End of Period                                          $7.49
     Number of Accum. Units Outstanding                     3,561

- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.25
     End of Period                                          $10.28
     Number of Accum. Units Outstanding                     1,400
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.89
     Number of Accum. Units Outstanding                     140,157
- ------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.35
     End of Period                                          $10.20
     Number of Accum. Units Outstanding                     27,995
- ------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                     $14.90
     End of Period                                           $16.05
     Number of Accum. Units Outstanding                      81,987
- ------------------------------------------------------------------------------
MFS New Discovery Sub-Account
     Beginning of Period                                     $10.00
     End of Period                                           $9.56
     Number of Accum. Units Outstanding                       10
- ------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                                      $10.25
     End of Period                                            $10.53
     Number of Accum. Units Outstanding                       79,498

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA Sub-Account
     Beginning of Period                                      $17.10
     End of Period                                            $18.42
     Number of Accum. Units Outstanding                       28,255

-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA Sub-Account
     Beginning of Period                                       $10.19
     End of Period                                             $10.15
     Number of Accum. Units Outstanding                        29,635

------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
     Beginning of Period                                       $12.41
     End of Period                                             $12.43
     Number of Accum. Units Outstanding                        51,482

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA Sub-Account
     Beginning of Period                                       $10.31
     End of Period                                             $10.49
     Number of Accum. Units Outstanding                        10,695
- -----------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                      $11.42
     End of Period                                            $11.72
     Number of Accum. Units Outstanding                       156,981
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $18.52
     End of Period                                          $16.92
     Number of Accum. Units Outstanding                     117,929
- ------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $22.86
     End of Period                                          $17.08
     Number of Accum. Units Outstanding                    19,007
- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.38
     End of Period                                          $11.48
     Number of Accum. Units Outstanding                     4,276
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.80
     End of Period                                          $21.33
     Number of Accum. Units Outstanding                     33,337
- ------------------------------------------------------------------------------



8.  The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios  listed below began  operations  before  September 30, 2000. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.



Total Return for the periods ended 9/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                             Column B
                                                                     (reflects all                     (reflects insurance
                                                                      charges and                    charges and portfolio
                                                                  portfolio expenses)                      expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account                                      10 years or                    10 years or
                                 Inception Date                                         Since                          Since
Portfolio                        in Portfolio                          1 yr     5 yrs   inception    1 yr    5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds

   AIM V.I. Capital Appreciation    12/31/97                           48.64%   n/a     25.26%         53.24%  n/a      26.45%
   AIM V.I. International Equity    12/31/97                           11.43%   n/a     12.57%         16.03%  n/a      13.98%
   AIM V.I. Value                   12/31/97                           3.91%    n/a     15.93%         8.51%   n/a      17.26%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97                           11.49%   n/a     23.34%         16.09%  n/a      24.54%
   Real Estate Investment (Class A) 12/31/97                           17.02%   n/a     -4.80%         21.62%  n/a      -2.91%
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust(1)
   Lord Abbett Bond Debenture       5/20/96                            1.64%    n/a     6.97%          6.24    n/a      7.88%
   Lord Abbett Developing Growth    11/7/97                            0.24%    n/a     3.65%          4.84%   n/a      5.19%
   J.P. Morgan International Equity 5/14/96                            -2.45%   n/a     7.10%          2.15%   n/a      8.00%
   J.P. Morgan Enhanced Index
     (formerly, Large Cap Stock)    5/16/96                            1.06%    n/a     17.83%         5.66%   n/a     18.49%
   Lord Abbett Growth and Income(2) 7/20/95                           10.57%  15.04%    15.39%         15.17% 15.12%   15.47%
   Lord Abbett Mid-Cap Value        11/7/97                            29.57%   n/a     11.59%         34.17%  n/a     12.94%
   J.P. Morgan Quality Bond         5/20/96                            0.47%    n/a     3.77%          5.07%   n/a      4.78%
   J.P. Morgan Select Equity        5/15/96                            8.31%    n/a     13.81%         12.91%  n/a     14.55%
   J.P. Morgan Small Cap Stock      5/15/96                            32.37%   n/a     11.68%         36.97%  n/a     12.48%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from July 20, 1995 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.



- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance

                                                                       Column A                             Column B
                                                                     (reflects all                     (reflects insurance
                                                                      charges and                    charges and portfolio
                                                                  portfolio expenses)                      expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                         Since                           Since
Portfolio                        in Portfolio                          1 yr     5 yrs   inception     1 yr    5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    9/21/98                             4.42%    n/a     -0.95%          9.02%   n/a      1.04%

   Templeton Developing
     Markets Securities (2)        9/21/98                             -12.78   n/a     19.63%          -8.18%  n/a      21.58%

   Templeton International
     Securities (3)                9/21/98                             3.14%    n/a     13.82%          7.74%   n/a      15.80%

   Franklin Small Cap (4)          3/1/99                              53.16%   n/a     52.75%          57.76%  n/a      55.03%

-----------------------------------------------------------------------------------------------------------------------------------


   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.


- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     12/4/97                            0.14%    n/a     2.62%             4.75%    n/a     4.22%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     VIT Global Income              3/31/98                            -0.81%   n/a     1.24%             3.79%    n/a     3.10%

   Goldman Sachs VIT Growth
     and Income                     3/31/98                            2.93%    n/a     -5.69%            7.53%    n/a     -3.63%

   Goldman Sachs VIT
     International Equity           3/31/98                            3.58%    n/a     5.15%             8.18%    n/a     6.91%

   Goldman Sachs VIT
     Internet Tollkeeper            07/03/00                           n/a      n/a     -11.07%           n/a      n/a     -5.97%

- ----------------------------------------------------------------------------------------------------------------------------------
Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                           0.59%    n/a     2.42%             5.19%    n/a     4.08%





   Kemper Small Cap Growth          12/31/97                           49.89%   n/a     23.52%            54.49%   n/a     24.73%

   Kemper Small Cap Value           12/31/97                           1.61%    n/a     -5.45%            6.21%    n/a     -3.56%

- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97                           17.05%   n/a     11.46%            21.65%   n/a     12.91%

- ----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                           47.35%   n/a     33.69%            51.95%   n/a     34.75%

   MFS Emerging Markets Equity      12/31/97                           2.78%    n/a     -12.12%           7.38%    n/a     -9.98%

   MFS Global Governments           12/31/97                           -5.66%   n/a     -0.73%            -1.06%   n/a     1.01%

   MFS Growth With Income           12/31/97                           7.18%    n/a     8.18%             11.78%   n/a     9.69%

   MFS High Income                  12/31/97                           -3.86%   n/a     -1.02%            0.74%    n/a     0.73%

   MFS Research                     12/31/97                           26.25%   n/a     17.47%            30.85%   n/a     18.79%

   MFS New Discovery                09/01/00                           n/a      n/a     -9.49%            n/a      n/a     -4.39%
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97                           -1.76%   n/a     0.17%             2.83%    n/a     1.89%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97                           33.31%   n/a     23.69%            37.91%   n/a     24.90%
   Oppenheimer High
     Income Fund/VA                 12/31/97                           -3.78%   n/a     -1.23%            0.82%    n/a     0.53%
   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97                           6.95%    n/a     6.69%             11.55%   n/a     8.24%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97                           -0.67%   n/a     0.04%             3.93%    n/a     1.76%

- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                           -0.06%   n/a     4.36%             4.54%    n/a     5.96%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                           18.64%   n/a     19.81%            23.24%   n/a     21.09%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                           12.44%   n/a     20.25%            17.04%   n/a     21.51%
   Putnam VT New Value -
     Class IA Shares                12/31/97                           7.44%    n/a     3.53%             12.04%   n/a     5.16%
   Putnam VT Vista -
     Class IA Shares                12/31/97                           64.17%   n/a     30.64%            68.77%   n/a     31.75%

- ----------------------------------------------------------------------------------------------------------------------------------



PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.


Total Return for the periods ended 9/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                          10 yrs or                           10 yrs or              10 yrs or
                          Inception                            since                              since                   since
Portfolio                 Date              1 yr     5 yrs    inception      1 yr     5 yrs    inception   1 yr  5 yrs  inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93            55.39%   20.47%   22.07%          48.64%  18.79%   20.37%       53.24%  18.87%   20.43%
   AIM International
     Equity               5/5/93            17.66%   14.42%   13.86%          11.43%  12.81%   12.24%       16.03%  12.89%   12.32%
   AIM V.I. Value         5/5/93            10.04%   17.64%   19.42%          3.91%   15.97%   17.73%       8.51%   16.05%   17.79%

- --------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92           17.72%   25.82%   23.19%          11.49%  24.06%   21.47%       16.09%  24.13%   21.53%

   Real Estate
     Investment (Class A) 1/9/97            23.33%   n/a      4.52%           17.02%  n/a      1.91%        21.62%  n/a      3.15%

- --------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96         16.70%   n/a      10.80%          4.42%   n/a      6.73%        9.02%   n/a      7.76%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96         -6.88%   n/a     -10.58%        -12.78%   n/a    -13.55%       -8.18%  n/a      -11.80%
  Templeton
     International
     Securities Fund (3)    5/01/92         9.26%    13.41%   13.38%          3.14%   11.79%   11.76%       7.74%   11.87%   11.83%
  Franklin Small Cap
     Fund (4)              11/01/95         72.69%   n/a      27.03%          53.16%  n/a      22.88%       57.76%  n/a      23.36%

- ---------------------------------------------------------------------------------------------------------------------------------


   (1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4)  Effective  May  1,  2000,  the  Franklin  Small  Cap  Investments   Fund
(previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87        6.22%      5.65%    5.20%       0.14%    4.09%    3.65%     4.75%    4.19%      3.74%
- ---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98        5.23%      n/a      4.40%      -0.81%    n/a      1.27%    3.79%    n/a        2.98%
   Goldman Sachs VIT
     Growth and Income    1/12/98        9.01%      n/a      4.08%       2.93%    n/a      0.90%    7.53%    n/a        2.62%
   Goldman Sachs VIT
     International Equity 1/12/98        9.67%      n/a     13.95%       3.58%    n/a     10.89%    8.18%    n/a       12.35%
   Goldman Sachs VIT
     Internet Tollkeeper  5/1/00         n/a        n/a     -2.20%       n/a      n/a     -7.83%     n/a     n/a       -2.73%
- ---------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87         6.67%      6.11%   7.46%        0.59%    4.70%    5.98%    5.19%   4.79%      6.05%
   Kemper Small
     Cap Growth           5/2/94        56.65%     26.74%  26.09%       49.89%   24.96%   24.31%   54.49%  25.03%     24.38%
   Kemper Small
     Cap Value            5/1/96         7.71%      n/a     3.51%        1.61%    n/a      1.04%    6.21%    n/a       2.11%
- ---------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95        23.28%     2.89%   4.57%        17.05%   1.48%     3.14%   21.65%  1.60%       3.25%

- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95       54.08%    29.42%  30.30%        47.35%   27.58%   28.45%   51.95%   27.66%   28.51%





   MFS Emerging Markets
     Equity              10/16/97       8.89%     n/a   -11.39%          2.78%    n/a    -14.75%   7.38%    n/a     -12.57%
   MFS Global
     Governments          6/14/94       0.33%    2.55%    3.79%         -5.66%   1.07%     2.29%  -1.06%   1.17%      2.39%
   MFS Growth
     With Income         10/09/95      13.36%    n/a     18.27%          7.18%    n/a     16.10%   11.78%   n/a      16.66%
   MFS High Income        7/26/95       2.16%    7.01%    6.93%         -3.86%   5.49%     5.40%    0.74%    5.57%    5.48%

   MFS Research           7/26/95      32.69%   21.13%   21.24%         26.25%   17.95%   18.10%   30.85%   18.03%   18.18%
   MFS New Discovery      5/1/98       66.45%    n/a     31.11%         59.67%   n/a      27.85%   64.27%   n/a      29.26%
- ---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/03/85      4.29%    5.43%    7.77%          -1.76%    3.91%    6.22%   2.83%    4.00%    6.29%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/03/85     39.85%    25.87%   20.78%         33.31%   24.10%   19.07%  37.91%   24.17%   19.13%
  Oppenheimer High
     Income Fund/VA       4/30/86      2.24%     7.29%   12.21%         -3.78%    5.76%   10.63%   0.82%    5.85%   10.69%
  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/05/95     13.12%    21.19%   22.03%          6.95%   19.49%   20.31%  11.55%   19.55%   20.36%
  Oppenheimer Strategic
     Bond Fund/VA         5/03/93      5.40%     6.67%    5.94%         -0.67%    5.14%    4.41%   3.93%    5.23%    4.50%

- -------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88      6.02%   14.40%    15.18%         -0.06%   12.79%   13.56%   4.54%  12.86%    13.62%
   Putnam VT International
     Growth - Class
     IA Shares            1/02/97     24.97%     n/a     20.96%         18.64%   n/a      18.50%  23.24%   n/a      19.34%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97     55.12%     n/a     27.11%         12.44%   n/a      13.99%  17.04%   n/a      14.92%
   Putnam VT New Value -
     Class IA Shares      1/02/97     13.62%     n/a      9.43%          7.44%    n/a      6.88%  12.04%   n/a       7.96%
    Putnam VT Vista -
     Class IA Shares      1/02/97     71.14%     n/a     30.76%         64.17%   n/a      28.31%  68.77%   n/a      28.99%
- ----------------------------------------------------------------------------------------------------------------------------------



CC-7050 (2/01)